NET EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Option
NET EARNINGS PER SHARE
Anti-dilutive effect excluded from computation of diluted net earnings per share	1,636,546	1,453,824